Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SIT Mutual Funds Inc
Entity Central Index Key	0000877880
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000009596
Shareholder Report [Line Items]
Fund Name	Sit Balanced Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Sit Balanced Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Additional Information Email	www.sitfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Balanced Fund	$42	0.80%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
Line Graph [Table Text Block]
	Sit Balanced Fund	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
12/14	$10,000	$10,000	$10,000
12/15	10,225	10,055	10,138
12/16	10,695	10,321	11,351
12/17	12,593	10,687	13,829
12/18	12,249	10,688	13,223
12/19	14,783	11,620	17,386
12/20	17,850	12,492	20,585
12/21	20,911	12,299	26,494
12/22	16,552	10,699	21,696
12/23	20,300	11,291	27,399
12/24	23,958	11,432	34,254

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of 12/31/24)

	6 Months	1 Year	5 Years	10 Years
Sit Balanced Fund	5.89%	18.02%	10.14%	9.13%
Bloomberg U.S. Aggregate Bond Index	1.98%	1.25%	-0.33%	1.35%
S&P 500® Index	8.44%	25.02%	14.53%	13.10%

Material Change Date	Dec. 31, 2024
AssetsNet	$ 68,798,537
Holdings Count | Holding	222
Advisory Fees Paid, Amount	$ 268,846
InvestmentCompanyPortfolioTurnover	12.73%
Holdings [Text Block]	Asset Weighting (% of Net Assets)
Equities	64.2%
Bonds	34.1
Cash and other net assets	1.7
Total	100.0%

Largest Holdings [Text Block]

Top 10 Equity (% of Net Assets)

NVIDIA Corp.	6.9%
Apple, Inc.	4.9
Microsoft Corp.	4.6
Alphabet, Inc.	4.5
Broadcom, Inc.	3.8
Amazon.com, Inc.	3.1
Salesforce, Inc.	1.8
Meta Platforms, Inc.	1.7
UnitedHealth Group, Inc.	1.4
Goldman Sachs Group, Inc.	1.3

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the six-month period ended December 31, 2024.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the six-month period ended December 31, 2024.
C000009600
Shareholder Report [Line Items]
Fund Name	Sit Dividend Growth Fund
Class Name	I
Trading Symbol	SDVGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Sit Dividend Growth Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Dividend Growth Fund - Class I	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Line Graph [Table Text Block]
	Sit Dividend Growth Fund - Class I	S&P 500® Index
12/14	$10,000	$10,000
12/15	10,051	10,138
12/16	11,129	11,351
12/17	13,382	13,829
12/18	12,503	13,223
12/19	16,141	17,386
12/20	18,396	20,585
12/21	23,543	26,494
12/22	20,729	21,696
12/23	23,815	27,399
12/24	28,168	34,254

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of 12/31/24)

	6 Months	1 Year	5 Years	10 Years
Sit Dividend Growth Fund - Class I	5.89%	18.28%	11.78%	10.91%
S&P 500® Index	8.44%	25.02%	14.53%	13.10%

Material Change Date	Dec. 31, 2024
AssetsNet	$ 239,118,695
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 862,515
InvestmentCompanyPortfolioTurnover	22.61%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 12/31/24)

Total Net Assets	$239,118,695
# of Portfolio Holdings	78
Portfolio Turnover Rate	22.61%
Investment Advisory Fees Paid	$862,515
Weighted average market cap	$800.4 Billion
Weighted average market cap	$800.4 Billion

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Electronic Technology	20.2%
Technology Services	14.9
Finance	14.7
Health Technology	10.2
Producer Manufacturing	7.4
Utilities	5.5
Retail Trade	4.9
Health Services	4.3
Transportation	3.2
Others	14.0
Cash and other net assets	0.7
Total	100.0%

Largest Holdings [Text Block]

Top 10 Equity (% of Net Assets)

Microsoft Corp.	6.5%
Apple, Inc.	6.0
Broadcom, Inc.	4.1
NVIDIA Corp.	3.4
Amazon.com, Inc.	1.8
Procter & Gamble Co.	1.7
Exxon Mobil Corp.	1.7
Alphabet, Inc.	1.6
JPMorgan Chase & Co.	1.6
Williams Cos., Inc.	1.5

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the six-month period ended December 31, 2024.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the six-month period ended December 31, 2024.
C000033658
Shareholder Report [Line Items]
Fund Name	Sit Dividend Growth Fund
Class Name	S
Trading Symbol	SDVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Sit Dividend Growth Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Dividend Growth Fund - Class S	$49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	Sit Dividend Growth Fund - Class S	S&P 500® Index
12/14	$10,000	$10,000
12/15	10,025	10,138
12/16	11,077	11,351
12/17	13,278	13,829
12/18	12,377	13,223
12/19	15,947	17,386
12/20	18,126	20,585
12/21	23,141	26,494
12/22	20,319	21,696
12/23	23,290	27,399
12/24	27,462	34,254

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of 12/31/24)

	6 Months	1 Year	5 Years	10 Years
Sit Dividend Growth Fund - Class S	5.68%	17.91%	11.48%	10.63%
S&P 500® Index	8.44%	25.02%	14.53%	13.10%

Material Change Date	Dec. 31, 2024
AssetsNet	$ 239,118,695
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 862,515
InvestmentCompanyPortfolioTurnover	22.61%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 12/31/24)

Total Net Assets	$239,118,695
# of Portfolio Holdings	78
Portfolio Turnover Rate	22.61%
Investment Advisory Fees Paid	$862,515
Weighted average market cap	$800.4 Billion
Weighted average market cap	$800.4 Billion

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Electronic Technology	20.2%
Technology Services	14.9
Finance	14.7
Health Technology	10.2
Producer Manufacturing	7.4
Utilities	5.5
Retail Trade	4.9
Health Services	4.3
Transportation	3.2
Others	14.0
Cash and other net assets	0.7
Total	100.0%

Largest Holdings [Text Block]

Top 10 Equity (% of Net Assets)

Microsoft Corp.	6.5%
Apple, Inc.	6.0
Broadcom, Inc.	4.1
NVIDIA Corp.	3.4
Amazon.com, Inc.	1.8
Procter & Gamble Co.	1.7
Exxon Mobil Corp.	1.7
Alphabet, Inc.	1.6
JPMorgan Chase & Co.	1.6
Williams Cos., Inc.	1.5

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the six-month period ended December 31, 2024.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the six-month period ended December 31, 2024.
C000069003
Shareholder Report [Line Items]
Fund Name	Sit Global Dividend Growth Fund
Class Name	I
Trading Symbol	GDGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Sit Global Dividend Growth Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Additional Information Email	www.sitfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Global Dividend Growth Fund - Class I	$52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Line Graph [Table Text Block]
	Sit Global Dividend Growth Fund - Class I	MSCI World Index
12/14	$10,000	$10,000
12/15	9,907	9,913
12/16	10,398	10,657
12/17	12,452	13,045
12/18	11,253	11,908
12/19	14,257	15,203
12/20	16,539	17,621
12/21	20,440	21,465
12/22	16,753	17,571
12/23	20,626	21,751
12/24	24,093	25,812

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of 12/31/24)

	6 Months	1 Year	5 Years	10 Years
Sit Global Dividend Growth Fund - Class I	5.26%	16.81%	11.06%	9.19%
MSCI World Index	6.20%	18.67%	11.17%	9.95%

Material Change Date	Dec. 31, 2024
AssetsNet	$ 53,457,934
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 266,058
InvestmentCompanyPortfolioTurnover	1.08%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 12/31/24)

Total Net Assets	$53,457,934
# of Portfolio Holdings	58
Portfolio Turnover Rate	1.08%
Investment Advisory Fees Paid	$266,058
Weighted average market cap	$925.2 Billion
Weighted average market cap	$925.2 Billion

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Electronic Technology	22.0%
Technology Services	16.9
Finance	16.8
Producer Manufacturing	9.9
Health Technology	6.4
Consumer Non-Durables	5.0
Consumer Services	3.5
Industrial Services	3.1
Energy Minerals	3.1
Others	10.6
Cash and other net assets	2.7
Total	100.0%

Largest Holdings [Text Block]

Top 10 Equity (% of Net Assets)

Apple, Inc.	8.5%
Microsoft Corp.	8.3
Broadcom, Inc.	7.7
JPMorgan Chase & Co.	3.2
Alphabet, Inc.	3.1
NVIDIA Corp.	2.9
Applied Materials, Inc.	2.4
Shell, PLC, ADR	2.3
Accenture, PLC	2.2
Arthur J Gallagher & Co.	2.0

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the six-month period ended December 31, 2024.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the six-month period ended December 31, 2024.
C000071096
Shareholder Report [Line Items]
Fund Name	Sit Global Dividend Growth Fund
Class Name	S
Trading Symbol	GDGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Sit Global Dividend Growth Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Additional Information Email	www.sitfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Global Dividend Growth Fund - Class S	$65	1.25%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.25%
Line Graph [Table Text Block]
	Sit Global Dividend Growth Fund - Class S	MSCI World Index
12/14	$10,000	$10,000
12/15	9,879	9,913
12/16	10,344	10,657
12/17	12,365	13,045
12/18	11,137	11,908
12/19	14,078	15,203
12/20	16,299	17,621
12/21	20,090	21,465
12/22	16,421	17,571
12/23	20,162	21,751
12/24	23,490	25,812

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of 12/31/24)

	6 Months	1 Year	5 Years	10 Years
Sit Global Dividend Growth Fund - Class S	5.12%	16.50%	10.78%	8.91%
MSCI World Index	6.20%	18.67%	11.17%	9.95%

Material Change Date	Dec. 31, 2024
AssetsNet	$ 53,457,934
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 266,058
InvestmentCompanyPortfolioTurnover	1.08%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 12/31/24)

Total Net Assets	$53,457,934
# of Portfolio Holdings	58
Portfolio Turnover Rate	1.08%
Investment Advisory Fees Paid	$266,058
Weighted average market cap	$925.2 Billion
Weighted average market cap	$925.2 Billion

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Electronic Technology	22.0%
Technology Services	16.9
Finance	16.8
Producer Manufacturing	9.9
Health Technology	6.4
Consumer Non-Durables	5.0
Consumer Services	3.5
Industrial Services	3.1
Energy Minerals	3.1
Others	10.6
Cash and other net assets	2.7
Total	100.0%

Largest Holdings [Text Block]

Top 10 Equity (% of Net Assets)

Apple, Inc.	8.5%
Microsoft Corp.	8.3
Broadcom, Inc.	7.7
JPMorgan Chase & Co.	3.2
Alphabet, Inc.	3.1
NVIDIA Corp.	2.9
Applied Materials, Inc.	2.4
Shell, PLC, ADR	2.3
Accenture, PLC	2.2
Arthur J Gallagher & Co.	2.0

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the six-month period ended December 31, 2024.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the six-month period ended December 31, 2024.
C000170242
Shareholder Report [Line Items]
Fund Name	Sit ESG Growth Fund
Class Name	I
Trading Symbol	IESGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Sit ESG Growth Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Additional Information Email	www.sitfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit ESG Growth Fund - Class I	$52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Line Graph [Table Text Block]
	Sit ESG Growth Fund - Class I	MSCI World Index
6/16	$10,000	$10,000
12/16	10,201	10,681
12/17	12,620	13,074
12/18	11,692	11,935
12/19	14,779	15,237
12/20	17,129	17,660
12/21	20,546	21,513
12/22	16,230	17,610
12/23	20,559	21,799
12/24	24,715	25,869

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of 12/31/24)

	6 Months	1 Year	5 Years	Since Inception 6/30/2016
Sit ESG Growth Fund - Class I	5.51%	20.21%	10.83%	11.22%
MSCI World Index	6.20%	18.67%	11.17%	11.82%

Material Change Date	Dec. 31, 2024
AssetsNet	$ 11,752,507
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 59,230
InvestmentCompanyPortfolioTurnover	1.19%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 12/31/24)

Total Net Assets	$11,752,507
# of Portfolio Holdings	58
Portfolio Turnover Rate	1.19%
Investment Advisory Fees Paid	$59,230
Weighted average market cap	$1,075.5 Billion
Weighted average market cap	$1,075.5 Billion

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Electronic Technology	22.1%
Technology Services	19.4
Finance	10.9
Producer Manufacturing	9.3
Health Technology	8.6
Consumer Services	5.6
Consumer Non-Durables	4.7
Retail Trade	3.9
Others	12.0
Cash and other net assets	3.5
Total	100.0%

Largest Holdings [Text Block]

Top 10 Equity (% of Net Assets)

NVIDIA Corp.	10.6%
Apple, Inc.	7.7
Microsoft Corp.	7.2
Alphabet, Inc.	4.0
Goldman Sachs Group, Inc.	2.9
Trane Technologies, PLC	2.8
Broadcom, Inc.	2.5
Home Depot, Inc.	2.5
salesforce.com, Inc.	2.4
Allianz SE, ADR	2.3

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the six-month period ended December 31, 2024.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the six-month period ended December 31, 2024.
C000170243
Shareholder Report [Line Items]
Fund Name	Sit ESG Growth Fund
Class Name	S
Trading Symbol	SESGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Sit ESG Growth Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Additional Information Email	www.sitfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit ESG Growth Fund - Class S	$65	1.25%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.25%
Line Graph [Table Text Block]
	Sit ESG Growth Fund - Class S	MSCI World Index
6/16	$10,000	$10,000
12/16	10,188	10,681
12/17	12,580	13,074
12/18	11,617	11,935
12/19	14,645	15,237
12/20	16,933	17,660
12/21	20,263	21,513
12/22	15,958	17,610
12/23	20,163	21,799
12/24	24,186	25,869

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of 12/31/24)

	6 Months	1 Year	5 Years	Since Inception 6/30/2016
Sit ESG Growth Fund - Class S	5.42%	19.96%	10.55%	10.94%
MSCI World Index	6.20%	18.67%	11.17%	11.82%

Material Change Date	Dec. 31, 2024
AssetsNet	$ 11,752,507
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 59,230
InvestmentCompanyPortfolioTurnover	1.19%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 12/31/24)

Total Net Assets	$11,752,507
# of Portfolio Holdings	58
Portfolio Turnover Rate	1.19%
Investment Advisory Fees Paid	$59,230
Weighted average market cap	$1,075.5 Billion
Weighted average market cap	$1,075.5 Billion

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Electronic Technology	22.1%
Technology Services	19.4
Finance	10.9
Producer Manufacturing	9.3
Health Technology	8.6
Consumer Services	5.6
Consumer Non-Durables	4.7
Retail Trade	3.9
Others	12.0
Cash and other net assets	3.5
Total	100.0%

Largest Holdings [Text Block]

Top 10 Equity (% of Net Assets)

NVIDIA Corp.	10.6%
Apple, Inc.	7.7
Microsoft Corp.	7.2
Alphabet, Inc.	4.0
Goldman Sachs Group, Inc.	2.9
Trane Technologies, PLC	2.8
Broadcom, Inc.	2.5
Home Depot, Inc.	2.5
salesforce.com, Inc.	2.4
Allianz SE, ADR	2.3

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the six-month period ended December 31, 2024.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the six-month period ended December 31, 2024.
C000153295
Shareholder Report [Line Items]
Fund Name	Sit Small Cap Dividend Growth Fund
Class Name	I
Trading Symbol	SSCDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Sit Small Cap Dividend Growth Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Small Cap Dividend Growth Fund - Class I	$47	0.90%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
Line Graph [Table Text Block]
	Sit Small Cap Dividend Growth Fund - Class I	Russell 3000® Index	Russell 2000® Index
12/15	9,349	9,870	9,163
12/16	11,274	11,127	11,116
12/17	12,818	13,478	12,744
12/18	10,630	12,772	11,340
12/19	13,512	16,734	14,235
12/20	15,701	20,229	17,076
12/21	19,403	25,420	19,607
12/22	16,090	20,537	15,600
12/23	18,582	25,868	18,241
12/24	21,458	32,027	20,345

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of 12/31/24)

	6 Months	1 Year	5 Years	Since Inception 3/31/2015
Sit Small Cap Dividend Growth Fund - Class I	6.58%	15.48%	9.69%	8.14%
Russell 3000® Index	9.03%	23.81%	13.86%	12.66%
Russell 2000® Index	9.64%	11.54%	7.40%	7.55%

The Fund continues to use the Russell 2000® Index as an additional benchmark.

Material Change Date	Dec. 31, 2024
AssetsNet	$ 31,235,341
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 141,175
InvestmentCompanyPortfolioTurnover	4.72%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 12/31/24)

Total Net Assets	$31,235,341
# of Portfolio Holdings	94
Portfolio Turnover Rate	4.72%
Investment Advisory Fees Paid	$141,175
Weighted average market cap	$7.7 Billion
Weighted average market cap	$7.7 Billion

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Finance	26.4%
Industrial Services	11.7
Producer Manufacturing	11.2
Health Technology	7.0
Electronic Technology	4.8
Health Services	4.4
Process Industries	4.4
Commercial Services	3.8
Others	20.8
Cash and other net assets	5.5
Total	100.0%

Largest Holdings [Text Block]

Top 10 Equity (% of Net Assets)

EMCOR Group, Inc.	2.7%
KBR, Inc.	2.0
Monolithic Power Systems, Inc.	2.0
Argan, Inc.	2.0
Northern Oil & Gas, Inc.	1.9
TechnipFMC, PLC	1.8
Globant SA	1.8
Stifel Financial Corp.	1.8
Kodiak Gas Services, Inc.	1.7
Chord Energy Corp.	1.7

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the six-month period ended December 31, 2024.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the six-month period ended December 31, 2024.
C000153296
Shareholder Report [Line Items]
Fund Name	Sit Small Cap Dividend Growth Fund
Class Name	S
Trading Symbol	SDFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Sit Small Cap Dividend Growth Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Small Cap Dividend Growth Fund - Class S	$60	1.15%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.15%
Line Graph [Table Text Block]
	Sit Small Cap Dividend Growth Fund - Class S	Russell 3000® Index	Russell 2000® Index
12/15	9,331	9,870	9,163
12/16	11,226	11,127	11,116
12/17	12,733	13,478	12,744
12/18	10,532	12,772	11,340
12/19	13,344	16,734	14,235
12/20	15,479	20,229	17,076
12/21	19,081	25,420	19,607
12/22	15,770	20,537	15,600
12/23	18,169	25,868	18,241
12/24	20,944	32,027	20,345

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of 12/31/24)

	6 Months	1 Year	5 Years	Since Inception 3/31/2015
Sit Small Cap Dividend Growth Fund - Class S	6.51%	15.27%	9.44%	7.87%
Russell 3000® Index	9.03%	23.81%	13.86%	12.66%
Russell 2000® Index	9.64%	11.54%	7.40%	7.55%

The Fund continues to use the Russell 2000® Index as an additional benchmark.

Material Change Date	Dec. 31, 2024
AssetsNet	$ 31,235,341
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 141,175
InvestmentCompanyPortfolioTurnover	4.72%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 12/31/24)

Total Net Assets	$31,235,341
# of Portfolio Holdings	94
Portfolio Turnover Rate	4.72%
Investment Advisory Fees Paid	$141,175
Weighted average market cap	$7.7 Billion
Weighted average market cap	$7.7 Billion

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Finance	26.4%
Industrial Services	11.7
Producer Manufacturing	11.2
Health Technology	7.0
Electronic Technology	4.8
Health Services	4.4
Process Industries	4.4
Commercial Services	3.8
Others	20.8
Cash and other net assets	5.5
Total	100.0%

Largest Holdings [Text Block]

Top 10 Equity (% of Net Assets)

EMCOR Group, Inc.	2.7%
KBR, Inc.	2.0
Monolithic Power Systems, Inc.	2.0
Argan, Inc.	2.0
Northern Oil & Gas, Inc.	1.9
TechnipFMC, PLC	1.8
Globant SA	1.8
Stifel Financial Corp.	1.8
Kodiak Gas Services, Inc.	1.7
Chord Energy Corp.	1.7

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the six-month period ended December 31, 2024.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the six-month period ended December 31, 2024.
C000009598
Shareholder Report [Line Items]
Fund Name	Sit Small Cap Growth Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Sit Small Cap Growth Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Small Cap Growth Fund	$77	1.50%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.50%
Line Graph [Table Text Block]
	Sit Small Cap Growth Fund	Russell 3000® Index	Russell 2000® Growth Index
12/14	$10,000	$10,000	$10,000
12/15	9,734	10,048	9,862
12/16	10,080	11,327	10,978
12/17	11,663	13,721	13,411
12/18	10,414	13,002	12,163
12/19	13,452	17,035	15,628
12/20	18,285	20,593	21,040
12/21	21,254	25,877	21,636
12/22	15,823	20,907	15,933
12/23	18,486	26,334	18,906
12/24	20,977	32,604	21,772

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of 12/31/24)

	6 Months	1 Year	5 Years	10 Years
Sit Small Cap Growth Fund	4.78%	13.48%	9.29%	7.69%
Russell 3000® Index	9.03%	23.81%	13.86%	12.55%
Russell 2000® Growth Index	10.26%	15.15%	6.86%	8.09%

The Fund continues to use the Russell 2000® Growth Index as an additional benchmark.

Material Change Date	Dec. 31, 2024
AssetsNet	$ 117,068,439
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 906,204
InvestmentCompanyPortfolioTurnover	4.55%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 12/31/24)

Total Net Assets	$117,068,439
# of Portfolio Holdings	86
Portfolio Turnover Rate	4.55%
Investment Advisory Fees Paid	$906,204
Weighted average market cap	$17.1 Billion

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Health Technology	13.6%
Technology Services	12.8
Industrial Services	12.0
Producer Manufacturing	11.8
Electronic Technology	11.5
Finance	6.8
Non-Energy Minerals	4.8
Commercial Services	4.5
Health Services	4.5
Others	16.1
Cash and other net assets	1.6
Total	100.0%

Largest Holdings [Text Block]

Top 10 Equity (% of Net Assets)

Arista Networks, Inc.	4.6%
EMCOR Group, Inc.	3.1
Monolithic Power Systems, Inc.	2.6
Altair Engineering, Inc.	2.4
PTC, Inc.	2.4
Eagle Materials, Inc.	2.2
Globant SA	2.1
Waste Connections, Inc.	2.1
Argan, Inc.	1.9
TFI International, Inc.	1.9

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the six-month period ended December 31, 2024.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the six-month period ended December 31, 2024.
C000009595
Shareholder Report [Line Items]
Fund Name	Sit International Growth Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Sit International Growth Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Additional Information Email	www.sitfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit International Growth Fund	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Line Graph [Table Text Block]
	Sit International Growth Fund	MSCI EAFE Index
12/14	$10,000	$10,000
12/15	10,486	9,919
12/16	9,788	10,018
12/17	12,139	12,526
12/18	10,164	10,798
12/19	12,824	13,176
12/20	15,213	14,205
12/21	17,019	15,805
12/22	13,270	13,521
12/23	15,919	15,987
12/24	16,803	16,598

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of 12/31/24)

	6 Months	1 Year	5 Years	10 Years
Sit International Growth Fund	2.19%	5.56%	5.55%	5.33%
MSCI EAFE Index	-1.44%	3.82%	4.73%	5.20%

Material Change Date	Dec. 31, 2024
AssetsNet	$ 27,821,144
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 122,052
InvestmentCompanyPortfolioTurnover	2.60%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 12/31/24)

Total Net Assets	$27,821,144
# of Portfolio Holdings	76
Portfolio Turnover Rate	2.60%
Investment Advisory Fees Paid	$122,052
Weighted average market cap	$178.8 Billion

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Finance	16.9%
Electronic Technology	15.6
Producer Manufacturing	12.1
Health Technology	10.5
Technology Services	9.1
Consumer Non-Durables	6.8
Consumer Services	5.2
Consumer Durables	3.5
Non-Energy Minerals	3.3
Others	15.5
Cash and other net assets	1.5
Total	100.0%

Largest Holdings [Text Block]

Top 10 Equity (% of Net Assets)

Broadcom, Inc.	8.6%
Schneider Electric SE	3.6
Recruit Holdings Co., Ltd.	2.8
Shell, PLC, ADR	2.8
Sony Group Corp., ADR	2.7
ASML Holding NV	2.6
BAE Systems, PLC	2.5
Allianz SE	2.5
AstraZeneca, PLC, ADR	2.4
Partners Group Holding AG	2.4

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the six-month period ended December 31, 2024.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the six-month period ended December 31, 2024.
C000009597
Shareholder Report [Line Items]
Fund Name	Sit Developing Markets Growth Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Sit Developing Markets Growth Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.sitfunds.com/documents. You can also request this information by contacting us at 1-800-332-5580.
Additional Information Phone Number	1-800-332-5580
Additional Information Email	www.sitfunds.com/documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sit Developing Markets Growth Fund	$49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
Line Graph [Table Text Block]
	Sit Developing Markets Growth Fund	MSCI Emerging Markets Index
12/14	$10,000	$10,000
12/15	8,412	8,304
12/16	8,714	9,017
12/17	12,481	12,114
12/18	10,640	10,098
12/19	12,743	11,656
12/20	15,692	13,503
12/21	14,301	12,883
12/22	11,844	10,001
12/23	12,712	10,705
12/24	14,444	11,246

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of 12/31/24)

	6 Months	1 Year	5 Years	10 Years
Sit Developing Markets Growth Fund	5.10%	13.62%	2.54%	3.75%
MSCI Emerging Markets Index	-0.99%	5.05%	-0.71%	1.18%

Material Change Date	Dec. 31, 2024
AssetsNet	$ 9,156,786
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 44,760
InvestmentCompanyPortfolioTurnover	1.57%
Additional Fund Statistics [Text Block]

Fund Statistics (as of 12/31/24)

Total Net Assets	$9,156,786
# of Portfolio Holdings	47
Portfolio Turnover Rate	1.57%
Investment Advisory Fees Paid	$44,760
Weighted average market cap	$284.1 Billion

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Electronic Technology	32.7%
Finance	19.7
Technology Services	14.8
Consumer Services	6.2
Retail Trade	6.1
Investment Companies	5.6
Non-Energy Minerals	3.3
Consumer Non-Durables	2.6
Producer Manufacturing	2.2
Others	6.1
Cash and other net assets	0.7
Total	100.0%

Largest Holdings [Text Block]

Top 10 Equity (% of Net Assets)

Taiwan Semiconductor Co.	13.4%
Broadcom, Inc.	9.0
iShares MSCI India ETF	5.7
Tencent Holdings, Ltd.	4.8
Samsung Electronics Co., Ltd.	4.3
DBS Group Holdings, Ltd.	4.2
Naspers, Ltd.	3.4
HDFC Bank, Ltd., ADR	3.1
Globant SA	2.8
Trip.com Group, Ltd., ADR	2.5

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the six-month period ended December 31, 2024.
Summary of Change Legend [Text Block]	There were no material changes to the Fund during the six-month period ended December 31, 2024.